Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
Deposits	$ 0		$ 0	$ 0
Allowance for doubtful accounts	0		0	0
Impairment charges	0	$ 0	0	0
Stock-based compensation			0	0
Income taxes	$ 0	$ 0	$ 0	$ 0
Variable interest	18.80%		18.80%